Consolidated Statements of Cash Flows, Direct Method - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Types of collection from operating activities
Collections from the sale of goods and services	$ 6,725,625		$ 6,873,268		$ 7,008,302
Collections from leasing and subsequent sale of such assets	16,838		28,971		53,014
Other collections from operating activities	6,326		13,608		2,158
Types of payment in cash from operating activities
Payments to suppliers for goods and services	(4,833,436)		(4,778,565)		(5,522,146)
Payments to and on behalf of employees	(145,982)		(155,906)		(174,412)
Payments to manufacture or acquire assets held to lease to others and subsequently held for sale			(6,704)
Other payments for operating activities	(167,510)		(140,468)		(165,747)
Income taxes paid	(272,166)		(206,205)		(351,226)
Other cash outflows, net	(10,017)		(5,829)		(9,778)
Net cash flows from operating activities	1,319,678		1,622,170		840,165
Cash flows from (used in) investing activities
Cash flows from the loss of control of subsidiaries or other businesses					619,217
Cash flows used to obtain the control of subsidiaries or other businesses					(76)
Other cash payments to acquire equity or debt instruments of other entities			(2,348)		(1,750)
Other collections from the sale of shares in joint ventures					35,316
Proceeds from the sale of property, plant and equipment	2,285				40,456
Purchases of property, plant and equipment	(462,284)		(724,780)		(758,168)
Proceeds from the sale of intangible assets			40,637		30,517
Acquisition of intangible assets	(36,824)		(40,637)		(30,517)
Payments for future, forward, option and swap contracts	(5,675)		(4,742)		(64,689)
Collections from future, forward, option and swap contracts	1,274		9,136		16,324
Dividends received	1,001				33
Interest received	12,322		22,013		41,179
Other cash inflows			3,762
Net cash flows (used in) investing activities	(487,901)		(737,596)		(102,675)
Cash flows from (used in) financing activities
Proceeds from long-term loans	190,000		475,021		296,125
Proceeds from short-term loans					326
Loans from related companies			1,157,361		914,006
Payments of loans	(237,115)		(800,468)		(100,919)
Payments on borrowings and lease liabilities	(36,535)		(18,956)		(21,929)
Payments of loans to related entities	(161,092)		(1,304,231)		(1,494,223)
Dividends paid	(351,451)		(365,644)		(478,139)
Interest paid	(174,336)		(217,723)		(229,992)
Other outflows of cash, net	(366)		(20,147)		2,441
Net cash flows (used in) financing activities	(770,895)		(1,094,787)		(1,112,304)
Net increase (decrease) in cash and cash equivalents before effect of exchange rate movements	60,882		(210,213)		(374,814)
Effect of exchange rate changes on cash and cash equivalents
Effect of exchange rate changes on cash and cash equivalents	16,281		(47,232)		(5,593)
Net increase (decrease) in cash and cash equivalents	77,163		(257,445)		(380,407)
Cash and cash equivalents at beginning of year	384,761	[1]	642,206		1,022,613
Cash and cash equivalents at end of year	$ 461,924		$ 384,761	[1]	$ 642,206

[1]	See Note 3.